Income tax benefit/(expense) - Disclosure of major components of tax expense (income) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CURRENT TAX
Current income tax charge	€ (502)	€ (2,595)	€ (931)
Adjustments in respect of current income tax of previous year	93	(119)	(175)
DEFERRED TAX
Relating to origination and reversal of temporary differences	(664)	1,953	(1,695)
INCOME TAX BENEFIT/(EXPENSE)	€ (1,073)	€ (761)	€ (2,800)